Equity - Summary of Movements in Ordinary Share Capital (Parenthetical) (Details) - AUD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	15,000,000
Warrant exercise price per share	$ 2.88
Ratio of issuance of warrants to ordinary shares	25.00%
Warrants | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Maximum amount of capital that can be raised from warrants	$ 43.2
Equity Purchase Fee | Tasly
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	60,109,290	37,500,000
Sale of equity price per share	$ 2.30	$ 2.00
Discount percentage used to calculate equity purchase price per share	6.50%	3.15%